Accounting Policies (FY) (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These condensed consolidated financial statements are unaudited and should be read in conjunction with the Company’s most recent annual audited consolidated financial statements and notes thereto. These condensed consolidated financial statements have been prepared in accordance with the instructions for the Securities and Exchange Commission’s (“SEC’s”) Form 10-Q and Article 10 of Regulation S-X. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted pursuant to rules and regulations of the SEC, although the Company believes that the disclosures are adequate to make the information presented not misleading. In the opinion of management, all adjustments, consisting only of normal recurring adjustments considered necessary for a fair presentation of results of operations and financial position, have been included.
We use the same accounting policies in preparing quarterly and annual financial statements.
During the six months ended June 30, 2025 (Successor), we identified an error and recorded an immaterial out of period adjustment of $12,448 to correct an overstatement of Additional paid-in capital, an immaterial out of period adjustment of $4,468 to correct understatement of Net loss attributable to Innventure, Inc. stockholders and an immaterial out of period adjustment of $16,915 to correct an understatement of Non-controlling interest. The impact of the adjustments are not material to the condensed consolidated financial statements for any interim or annual periods prior to June 30, 2025 nor the current financial period. The out of period adjustment to Additional paid-in capital is included in the Non-controlling interest issued and related transfers within the condensed consolidated statements of changes in mezzanine and stockholders’ equity (deficit) and the adjustment related to Net loss attributable to Innventure, Inc. within Comprehensive loss attributable to Non-redeemable non-controlling interest on the condensed consolidated statements of operations and comprehensive income (loss).

Basis of Presentation
The consolidated financial statements of the Company are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). The Successor consolidated financial statements include the accounts of the Company, its wholly owned or majority-owned subsidiaries and entities in which the Company is deemed to have a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. The Predecessor consolidated financial statements include all amounts of Innventure LLC and its consolidated subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Reclassifications
Reclassifications
Certain amounts reported previously have been reclassified to conform to the current year presentation with no effect on total stockholders’ deficit, or net loss as previously reported.

Reclassifications
Certain amounts reported previously have been reclassified to conform to the current year presentation with no effect on total stockholders’ deficit, or net income as previously reported.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Management bases its estimates on historical experience and on various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Accordingly, actual results could differ from those estimates.

Fair Value Measurements
Fair Value Measurements
The Company measures the fair value of assets and liabilities on a recurring and nonrecurring basis according to a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety. These levels are:
Level 1 – Quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than quoted prices in Level 1, such as quoted prices for similar assets or liabilities in active markets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 – Unobservable inputs that are supported by little or no market activity and reflect management’s best estimate of what market participants would use in pricing the asset or liability. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Equity Method Investments
Equity Method Investments
Equity method investments are investments where the Company does not consolidate the investee, but can exert significant influence over the financial and operating policies of the investee.
The carrying value of our equity method investments is determined based on amounts invested by the Company, adjusted for the Company’s share in the earnings or losses of each investee, after consideration of contractual arrangements that govern allocations of income or loss, less distributions received. For investments where the specified allocations of income or loss are different from the allocation of cash from operations and on liquidation, the Company utilizes the hypothetical liquidation book value method to allocate income or loss from the equity method investment. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.
Cash distributions received as a result of the Company’s share of cumulative earnings are classified as operating activities. Cash distributions, if any, received that are in excess of the Company’s share of cumulative earnings or losses are classified as investing activities.

Exchange-traded Investments
Exchange-traded Investments
Exchange-traded equity investments are generally carried at fair value on the consolidated balance sheets with changes in the fair value recorded through net income (“FVTNI”) within non-operating income (expense).

Variable Interest and Voting Interest Entities
Variable Interest and Voting Interest Entities
The Company performs an analysis of its investments to determine if they are either a Variable Interest Entity (“VIE”) or a Voting Interest Entity (“VOE”). Factors considered in this analysis include the entity’s legal organization; the entity’s capital structure and sufficiency of equity at risk; the rights of equity investment holders; the Company’s contractual involvement with, and economic interest in, the entity; and any related party or de facto agent implications of the Company’s involvement with the entity. Entities that are determined to be VIEs are consolidated if the Company is the primary beneficiary (“PB”) of the entity. If the Company is not deemed to be the PB of a VIE, the Company accounts for the investment or other variable interests in a VIE as either an equity method investment or other investment, as applicable. VOEs are typically consolidated if the Company holds the majority voting interest.
Upon the occurrence of certain events (such as changes in the investment or the governance structure), management reviews and reconsiders its previous conclusion regarding the status of an entity as a VIE or VOE, and when applicable, whether the Company continues to qualify as the PB of a VIE. Refer to Note 3. Investments for further discussion on investments in VIEs.

Impairment of Investments
Impairments of Investments
Management periodically assesses equity method investments for impairment. If impairment exists, an impairment charge would be recorded for the excess of the carrying amount of the investment over its estimated fair value in the consolidated statements of operations and comprehensive income (loss).
Impairment evaluation considers qualitative factors, including the financial conditions and specific events related to an investee, that may indicate the fair value of the investment is less than its carrying value.

Available-for-Sale Investments
Available-for-Sale Investments
Available-for-sale (“AFS”) debt securities are generally reported at estimated fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss which is included within stockholders’ deficit. AFS debt securities with an amortized cost basis in excess of estimated fair value are assessed to determine what amount of that difference, if any, is caused by expected credit losses. Allowance for credit losses on AFS debt securities are recognized as a charge in other loss on our consolidated statements of income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in stockholders’ equity.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents primarily consist of cash, money market funds and short-term highly liquid investments with original maturities of three months or less. The Company has concentrated credit risk for cash and cash equivalents by maintaining deposits in banks, which may, at times, exceed amounts covered by insurance provided by the US Federal Deposit Insurance Corporation and management continues to monitor the financial condition of the major financial institutions where these funds are held.
Cash that is restricted and not available for general operations is considered restricted cash. The Company’s restricted cash is related to cash received through the Company’s Class B Preferred Units capital raise and held in escrow prior to finalization of the Class B Preferred Units investment. As of December 31, 2024 and 2023, the Company had restricted cash related to the capital raise of $— and $100, respectively.
Additionally, the Company maintains certain compensating balances that may be withdrawn, but the availability of short-term lines of credit is dependent upon the maintenance of such compensating balances. As of December 31, 2024 and 2023, the Company had compensating balances of $100 and $300, respectively.

Inventory		Inventory Inventories are stated at the lower of cost or net realizable value. Cost is determined principally under the average cost method.
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment is recorded at cost less accumulated depreciation. The Company depreciates the cost of property, plant and equipment using the straight-line method with depreciable lives of 10 years for Machinery & equipment, 3 years for Computers & office equipment and the lesser of useful life or lease terms for Leasehold improvements. The Company expenses normal maintenance and repair costs as incurred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses its property, plant and equipment and other long lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. In the event such an asset is considered impaired, the impairment to be recognized is measured by the amount by which the carrying value of the asset exceeds the estimated fair value of the asset. If such assets are not impaired, but their useful lives have decreased, the remaining net book value is depreciated over the revised useful life. Assets to be disposed of are reported at the lower of the carrying value of estimated fair value less estimated costs to sell.

Intangible Assets
Intangible Assets
Intangible assets with finite lives are amortized over their estimated useful lives and reviewed for impairment whenever events or other changes in circumstances indicate that the carrying amount may not be recoverable.
If required, recoverability of these assets is determined by comparison of their carrying value to the estimated future undiscounted cash flows the assets are expected to generate over their remaining estimated useful lives. If such assets are considered to be impaired, the impairment to be recognized in earnings equals the amount by which the carrying value of the assets exceeds their estimated fair value determined by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique.

Goodwill
Goodwill
Goodwill reflects the excess purchase price over the fair value of net tangible and intangible assets acquired in a business combination.
Goodwill is evaluated for impairment annually, or more frequently if circumstances indicate a possible impairment. The Company compares the fair value of its reporting unit to its carrying value. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of its reporting unit, the Company would record an impairment loss equal to the difference. The Company operates in one operating segment which the Company considers to be its only reporting unit. There were no impairments of goodwill recognized for the year ended December 31, 2024.

Stock and Warrants
Stock and Warrants
Stock may be classified as a liability, temporary capital (i.e., mezzanine capital) or permanent stockholders’ equity. In order to determine the appropriate classification, an evaluation of the cash redemption and other features is required. Where there exists an absolute right of redemption presently or in the future, the units in question would be classified as a liability. If units are contingently redeemable upon the occurrence of an event that is outside of the issuer’s control, the units are classified as mezzanine capital. The probability that the redemption event will occur is irrelevant. If no redemption features exist, or if a contingent redemption feature is within the Company’s control, the capital unit would be considered permanent stockholders’ equity.
The Company accounts for warrants to acquire stock as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms. In order to determine the appropriate classification, consideration is given as to whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require net cash settlement in a circumstance outside of the Company’s control, among other conditions. This assessment requires the use of judgement and is conducted at the time of warrant issuance and as of each reconsideration and balance sheet date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for stockholders’ equity classification, the warrants are recorded as a component of additional paid-in capital at fair value at the time of issuance. For issued or modified warrants that do not meet all of the criteria for stockholders’ equity classification, the warrants are recorded as a liability at their initial fair value on the date of issuance and remeasured at fair value as of each reconsideration and balance sheet date thereafter. The change in fair value is recognized in the Company’s consolidated statements of operations and comprehensive income (loss).

Revenue Recognition
Revenue Recognition
The Company’s product sales arrangements contain performance obligations satisfied at a point in time when control of the product transfers to the customer, based on the contractual terms. This typically occurs when title and risk and rewards of ownership have transferred to the customer. Revenue is recorded net of sales taxes, discounts, and expected returns. Sales discounts and other incentives are treated as variable consideration when estimating the revenue to be recognized.
The Company earns management fees, consulting revenue and carried interest allocations from investment advisory services it provides to its customers. The Company considers the investment advisory services represent a single performance obligation. Management fees, generally 1-2% of capital committed to the ESG Fund I, L.P. (the “ESG Fund”), are recognized over time using the time-elapsed method, resulting in straight-line revenue recognition over the performance period. These fees are calculated and paid quarterly in advance based on the capital commitments at the start of each quarter. Management fees are considered variable consideration but are typically fully recognized at the end of each reporting period as they are not subject to clawback. Carried interest allocations, typically 10-20%, are recognized based on cumulative fund performance and are subject to achieving minimum return levels, usually 8%. These allocations are considered variable consideration and are recognized when a significant reversal is no longer probable.

Stock-Based Compensation
Stock-Based Compensation
The Company participates in multiple stock-based compensation plans which are further discussed in Note 14. Stock-based Compensation.
The fair value of stock-based awards is measured on the grant date of the award and recognized as compensation expense over the period of service that generally coincides with the vesting period of the award. Service-based awards vest over the period defined in each individual grant agreement. For equity awards with a graded vesting schedule, compensation cost is recognized on a straight-line basis over the requisite service period of the entire award.
Expense related to grants of stock-based awards is included in the respective expense category in which the employee serves in the consolidated statements of operations and comprehensive income (loss). The Company recognizes forfeitures as they occur.

Income Taxes
Income Taxes
Prior to the Business Combination, Innventure LLC qualified as a partnership for federal income tax purposes that consolidated financial results with corporate subsidiaries within the financial statements. Consequently, federal income taxes were not payable or provided by Innventure LLC but various corporate subsidiaries were subject to corporate federal, state, and local taxes. There was no federal income tax recorded by Innventure LLC for the year ended December 31, 2023, but corporate income taxes were recorded for the period from January 1, 2024 through October 1, 2024.
On October 2, 2024, the Business Combination occurred which merged Innventure LLC into Innventure Merger Sub, LLC, a wholly owned subsidiary of the Company. The Company became a publicly traded entity and is being taxed as a corporation. The Company accounts for income taxes pursuant to the asset and liability method of ASC 740, Income Taxes, which requires the recognition of current tax liabilities or receivables for the amount of taxes that are estimated as payable or refundable for the current year, and deferred tax assets and liabilities for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and their respective tax bases of assets and liabilities and the expected benefits of net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted. A valuation allowance is provided when it is more likely than not that a portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible.
The Company follows the provisions of ASC 740-10 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740-10 prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. The benefit of tax positions taken or expected to be taken in our income tax returns is recognized in the financial statements if such positions are more likely than not of being sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits”. A liability is recognized (or amount of net operating loss carryover or amount of tax refundable is reduced) for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740-10. Interest costs and related penalties related to unrecognized tax benefits are required to be calculated, if applicable. As of December 31, 2024 and 2023, no liability for unrecognized tax benefits was required to be reported. The Company does not expect any significant changes in unrecognized tax benefits in the next year.

Recently Adopted Accounting Pronouncements and Recently Issued But Not Yet Adopted Accounting Standards
Recently Adopted Accounting Pronouncements
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances prior reportable segment disclosure requirements in part by requiring entities to disclose significant expenses related to their reportable segments. The amendments in ASU 2023-07 are effective on a retrospective basis for annual periods beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company has made the required disclosures related to this ASU within Note 17. Business Segment Data.
Recently Issued But Not Yet Adopted Accounting Standards
In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). This standard modifies the disclosure or presentation requirements of a variety of topics and aligns requirements with the SEC’s existing disclosure requirements. ASU 2023-06 is effective on the date each amendment is removed from Regulation S-X or Regulation S-K with early adoption prohibited. The Company will monitor the removal of various requirements from the current regulations in order to determine when to adopt the related amendments but does not anticipate the adoption of the new guidance will have a material impact on the Company’s condensed consolidated financial statements. The Company will continue to evaluate the impact of this guidance on its condensed consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid to enhance the transparency and decision usefulness of income tax disclosures. The amendments in this ASU are effective for annual periods beginning after December 15, 2024 on a prospective basis. The Company is currently evaluating the impact that the adoption of this accounting standard will have on its condensed consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). In January 2025, the FASB issued Clarifying the Effective Date (“ASU 2025-01”) to add some clarity around the effective date of the guidance. ASU 2024-03 requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively, to financial statements issued after the effective date, or retrospectively, to all prior periods presented. The Company is currently evaluating the impact that the adoption of this accounting standard will have on its condensed consolidated financial statements.
In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer, which reduces the diversity in practice and improves the decision usefulness and operability of the guidance for share-based consideration payable to a customer in conjunction with selling goods or services. The amendments in this ASU are effective for annual reporting periods (including interim reporting periods within annual reporting periods) beginning after December 15, 2026. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this accounting standard will have on its condensed consolidated financial statements.
In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for the application of the current expected credit loss (“CECL”) model to current accounts receivable and contract assets. The amendments in this ASU are effective for the fiscal years beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. If elected, the amendments in this ASU should be applied prospectively. The Company is currently evaluating the impact ASU 2025-05 will have on its condensed consolidated financial statements.

Recently Adopted Accounting Pronouncements
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies that contractual sale restrictions should not be considered in measuring the fair value of equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, including interim periods therein, with early adoption permitted. The Company adopted this ASU on January 1, 2024, and the adoption did not have a material impact on the Company’s consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances prior reportable segment disclosure requirements in part by requiring entities to disclose significant expenses related to their reportable segments. The amendments in ASU 2023-07 are effective on a retrospective basis for annual periods beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company has made the required disclosures related to this ASU within Note 20. Business Segment Data.
Recently Issued But Not Yet Adopted Accounting Standards
In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). This standard modifies the disclosure or presentation requirements of a variety of topics and aligns requirements with the SEC’s existing disclosure requirements. ASU 2023-06 is effective on the date each amendment is removed from Regulation S-X or Regulation S-K with early adoption prohibited. The Company will monitor the removal of various requirements from the current regulations in order to determine when to adopt the related amendments, but does not anticipate the adoption of the new guidance will have a material impact on the Company’s consolidated financial statements. The Company will continue to evaluate the impact of this guidance on its consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid to enhance the transparency and decision usefulness of income tax disclosures. The amendments in this ASU are effective for annual periods beginning after December 15, 2024 on a prospective basis. The Company is currently evaluating the impact that the adoption of this accounting standard will have on its consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). In January 2025, the FASB issued Clarifying the Effective Date (“ASU 2025-01”) to add some clarity around the effective date of the guidance. ASU 2024-03 requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively, to financial statements issued after the effective date, or retrospectively, to all prior periods presented. The Company is currently evaluating the impact that the adoption of this accounting standard will have on its consolidated financial statements.